LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Assets and Liabilities, Leases
Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2022	2021
		(in millions)
Assets
Operating lease assets	Other assets	$148	$215
Liabilities
Operating lease liabilities	Other liabilities	$190	$278

Schedule of Lease, Cost
The table below summarizes the components of lease costs for the years ended December 31, 2022, 2021 and 2020.
Lease Costs

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Operating lease cost	$77	$73	$77
Variable operating lease cost	12	10	11
Sublease income	(19)	(18)	(18)
Net lease cost	$70	$65	$70
The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.
Weighted Averages - Remaining Operating Lease Term and Discount Rate

	December 31,
	2022	2021
Weighted-average remaining operating lease term	4 years	5 years
Weighted-average discount rate for operating leases	3.00%	2.90%
Supplemental cash flow information related to leases was as follows:
Lease Liabilities Information

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$92	$94	$94
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$7	$26	$20

Schedule of Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities as of December 31, 2022 are as follows:
Maturities of Lease Liabilities

December 31, 2022
(in millions)
Operating Leases:
2023	$85
2024	36
2025	28
2026	23
2027	19
Thereafter	24
Total lease payments	215
Less: Interest	(25)
Present value of lease liabilities	$190